Related Parties (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Management fees	$ 271,505	$ 146,461	$ 721,902	$ 478,722	$ 678,610	$ 390,023
Management fee payable	88,501		88,501		75,278	48,081
Sponsor [Member]
Related Party Transaction [Line Items]
Expense reimbursement	165,411	83,135	753,922	640,823	813,233	832,036
Unreimbursed expenses			143		322	370
Management fees	271,505	$ 146,461	721,902	$ 478,722	678,610	390,023
Management fee payable	$ 88,501		$ 88,501		$ 75,278	$ 48,081
Related party transaction, description of transaction			On March 27, 2024, the Trust effected a redemption of 2,400,000 Units in the amount of $54,057,318 for an affiliated investor, Anax Trading, LLC which is under common control with the Sponsor. This redemption represented approximately 29% of Units of the Trust. The aggregate number of Units owned by related parties was 262,937, valued at $9,723,064, and 538,490 Units, valued at $16,387,065 on September 30, 2025, and December 31, 2024, respectively.		On March 27, 2024, the Trust effected a redemption of 2,400,000 Units in the amount of $54,057,318 for an affiliated investor, Anax Trading, LLC which is under common control with the Sponsor. This redemption represented approximately 29% of Units of the Trust. The aggregate number of Units owned by related parties was 538,490, valued at $16,387,065, and 2,938,490 Units, valued at $40,679,711 on December 31, 2024, and December 31, 2023, respectively.